SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS For Intrinsic Value Fund (the "Fund") Class A, Class B, and Class C
(Wells Fargo Advantage Intrinsic Value Fund)

Effective immediately, the table entitled "Example of Expenses" in the Fund's prospectus is replaced with the following:
Expense Example (Wells Fargo Advantage Intrinsic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	936	1,213	2,004
Class B	695	914	1,269	2,048
Class C	295	614	1,069	2,332

Expense Example, No Redemption (Wells Fargo Advantage Intrinsic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	195	614	1,069	2,048
Class C	195	614	1,069	2,332

SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS For Intrinsic Value Fund (the "Fund") Class A, Class B, and Class C
(Wells Fargo Advantage Intrinsic Value Fund)

Effective immediately, the table entitled "Example of Expenses" in the Fund's prospectus is replaced with the following:
Expense Example (Wells Fargo Advantage Intrinsic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	936	1,213	2,004
Class B	695	914	1,269	2,048
Class C	295	614	1,069	2,332

Expense Example, No Redemption (Wells Fargo Advantage Intrinsic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	195	614	1,069	2,048
Class C	195	614	1,069	2,332

Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Intrinsic Value Fund), USD $)	0 Months Ended
Dec. 01, 2012
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,069
Expense Example, No Redemption, 10 Years	2,048
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,069
Expense Example, No Redemption, 10 Years	$ 2,332

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 13, 2012
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS For Intrinsic Value Fund (the "Fund") Class A, Class B, and Class C
(Wells Fargo Advantage Intrinsic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Supplement [Text Block]	wells_SupplementTextBlock_02	Effective immediately, the table entitled "Example of Expenses" in the Fund's prospectus is replaced with the following:
(Wells Fargo Advantage Intrinsic Value Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	687
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,004
(Wells Fargo Advantage Intrinsic Value Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,069
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
(Wells Fargo Advantage Intrinsic Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,332
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,069
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,332